Significant Accounting Policies (Details)	6 Months Ended
Jun. 30, 2017
Schedule of Equity Method Investments [Line Items]
Number of Reportable Segments	4
Additional reportable segments
Schedule of Equity Method Investments [Line Items]
Number of Reportable Segments	2
Tanker Segment
Schedule of Equity Method Investments [Line Items]
Number of vessels	4
Gas Carrier Segment
Schedule of Equity Method Investments [Line Items]
Number of vessels	4